Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	2021	2020
Office Equipment	$10,665	$9,732
Electronic Equipment	74,845	64,897
Motor Vehicles	315,964	52,710
Total property, plant and equipment, at cost	401,474	127,339
Less: accumulated depreciation	(97,986)	(74,297)
Property, plant and equipment, net	$303,488	$53,042